Revenue	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Revenue
6.	REVENUE
Revenue from telecommunications services are subject to VAT and VAT rates applicable to various telecommunications services. The Ministry of Finance, the State Administration of Taxation (“SAT”) and General Administration of Customs of the PRC jointly issued a notice dated March 20, 2019 which stipulates downward adjustments of VAT rate for basic telecommunications services from 10% to 9% and VAT rate for sales of telecommunications products from 16% to 13% from April 1, 2019. The VAT rate for value-added telecommunications services remains at 6%. Basic telecommunications services include business activities for the provision of voice services, and transmission lines usage and associated services etc. Value-added telecommunications services include business activities for the provision of short message service and multimedia message service, broadband and mobile data services, and data and internet application services etc. VAT is excluded from the revenue.
Disaggregation of revenue from customers by major services and products:

	2018	2019	2020
Voice usage and monthly fees	32,486	26,440	23,183
Broadband and mobile data services	148,431	146,534	150,730
Data and internet application services	26,489	37,218	47,923
Other value-added services	24,606	21,251	21,287
Interconnection fees	13,708	12,893	12,307
Transmission lines usage and associated services	14,178	15,595	16,519
Other services	3,785	4,456	3,865

Total service revenue	263,683	264,387	275,814
Sales of telecommunications products	27,194	26,128	28,024

Total	290,877	290,515	303,838

Include:
Revenue from contracts with customers within the scope of IFRS 15	289,810	289,332	302,732
Revenue from other sources	1,067	1,183	1,106
The Group’s revenue is primarily generated from the provision of voice usage, broadband and mobile data services, data and internet application services, other value-added services, transmission lines usage and associated services and sale of telecommunication products. The Group bills the majority of its customers based on a fixed rate and service volume each month, and then has a right to consideration from the customers. Transaction prices that were allocated to unsatisfied performance obligations as of the end of the reporting period are expected to be recognized within one to five years when services are rendered. The Group has applied the practical expedient in paragraph 121 of IFRS 15 and therefore the information about remaining performance obligations is not disclosed for contracts that have an original expected duration of one year or less and also for those performance obligations which are regarded as satisfied as invoiced.